Earnout Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Earnout Liability [Abstract]
Schedule of Earnout Liability

	Sponsor Earnout	Forfeiture Earnout	Total Earnout Liabilities
As of December 31, 2021	$-	$-	$-
Additions	$8,022	$6,135	$14,157
Change in fair value of financial instruments	(4,911)	(5,130)	(10,041)
Reclassification to equity	-	(1,005)	(1,005)
As of June 30, 2022	$3,111	$-	$3,111